BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (98.6%) Alabama (0.0%)
$150,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$155,854
	Total Alabama			155,854

	Arizona (0.4%)
2,250,000	Coconino County Pollution Control Corp., Revenue Bonds[1,2]	09/01/32	1.875	2,280,218
205,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	224,938
	Total Arizona			2,505,156

	Arkansas (0.1%)
900,000	Little Rock Metrocentere Improvement District No 1, Revenue Bonds[3]	08/01/20	0.160	900,000
	Total Arkansas			900,000

	California (11.7%)
510,000	Anaheim City School District, General Obligation Bonds, NPFG[4]	08/01/24	0.000	495,980
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[4]	08/01/26	0.000	943,280
725,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[4]	08/01/28	0.000	659,953
2,140,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[4]	08/01/29	0.000	1,906,590
2,600,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[4]	08/01/31	0.000	2,180,074
750,000	Anaheim Public Financing Authority, Revenue Bonds, AGM4	09/01/30	0.000	652,995
3,000,000	Bay Area Toll Authority, Revenue Bonds	04/01/54	5.000	3,522,210
4,375,000	Burbank Unified School District, General Obligation Bonds, NPFG[4]	08/01/23	0.000	4,285,312
6,550,000	Burbank Unified School District, General Obligation Bonds, NPFG[4]	08/01/24	0.000	6,344,657
6,060,000	California Infrastructure & Economic Development Bank, Revenue Bonds (1-Month USD-LIBOR + 0.330%)[2]	10/01/47	0.450	6,037,336
1,185,000	California Pollution Control Financing Authority, Revenue Bonds[1,2]	11/01/40	3.125	1,310,835
1,040,000	Chaffey Joint Union High School District, General Obligation Bonds[4]	08/01/33	0.000	796,640
2,025,000	Chula Vista Elementary School District, Revenue Bonds[4]	08/01/23	0.000	2,004,912
2,000,000	Coast Community College District, General Obligation Bonds[4]	08/01/35	0.000	1,408,020
1,015,000	Downey Unified School District, General Obligation Bonds[4]	08/01/33	0.000	743,416
1,000,000	Downey Unified School District, General Obligation Bonds[4]	08/01/35	0.000	669,350
1,400,000	Glendale Community College District, General Obligation Bonds[4]	08/01/32	0.000	1,084,062
1,250,000	Glendale Community College District, General Obligation Bonds[4]	08/01/33	0.000	928,487
1,100,000	Glendale Community College District, General Obligation Bonds[4]	08/01/35	0.000	757,174
1,370,000	Glendale Community College District, General Obligation Bonds[4]	08/01/36	0.000	913,694
1,040,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[4]	06/01/25	0.000	1,000,241
5,500,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AMBAC[4]	06/01/27	0.000	5,070,120
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC[4]	07/15/30	0.000	873,880
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[4]	08/01/26	0.000	1,036,376
1,660,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[4]	08/01/27	0.000	1,548,199
1,110,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[4]	08/01/30	0.000	972,005
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	795,920
360,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD- LIBOR + 1.450%)[2]	11/15/27	1.713	361,130

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$1,000,000	Monterey Peninsula Community College District, General Obligation Bonds[4]	08/01/29	0.000%	$840,530
4,000,000	Newark Unified School District, General Obligation Bonds, AGM[4]	08/01/25	0.000	3,839,200
6,440,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month USD-LIBOR + 0.720%)[2]	07/01/27	0.918	6,324,402
1,725,000	Oak Grove School District, General Obligation Bonds[4]	08/01/31	0.000	1,517,310
1,030,000	Oak Grove School District, General Obligation Bonds[4]	08/01/32	0.000	894,504
1,050,000	Oak Park Unified School District, General Obligation Bonds, AGM[4]	08/01/28	0.000	964,950
975,000	Placer Union High School District, General Obligation Bonds, AGM[4]	08/01/30	0.000	845,354
775,000	Roseville Joint Union High School District, General Obligation Bonds, AGM[4]	08/01/30	0.000	675,289
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[4]	08/01/33	0.000	720,588
3,000,000	San Diego Unified School District, General Obligation Bonds[4]	07/01/37	0.000	1,688,700
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[4]	08/01/24	0.000	967,880
4,000,000	State of California, General Obligation Bonds (1-Month USD-LIBOR + 0.760%)[2]	12/01/31	0.874	4,000,800
2,415,000	State of California, General Obligation Bonds	12/01/32	2.850	2,681,640
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[4]	08/01/24	0.000	972,120
1,040,000	Windsor Unified School District, General Obligation Bonds[4]	08/01/33	0.000	817,721
	Total California			77,053,836

	Colorado (0.8%)
1,859,573	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	1,992,253
1,900,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[4]	09/01/25	0.000	1,817,825
1,750,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[4]	09/01/27	0.000	1,612,048
	Total Colorado			5,422,126

	Connecticut (5.0%)
1,135,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/22	2.100	1,172,557
530,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/23	2.800	559,219
165,000	Connecticut Housing Finance Authority, Revenue Bonds[5]	05/15/30	2.000	165,310
350,000	Connecticut Housing Finance Authority, Revenue Bonds[5]	11/15/30	2.050	350,431
400,000	Connecticut Housing Finance Authority, Revenue Bonds[5]	05/15/31	2.100	400,560
1,575,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/41	4.000	1,711,804
2,845,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/42	2.000	3,074,563
3,655,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/49	1.800	3,809,972
245,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal
	Swap Index Yield + 0.900%)[2]	03/01/23	1.060	245,108
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal
	Swap Index Yield + 0.990%)[2]	03/01/25	1.150	998,920
1,845,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000	2,128,872
2,050,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/25	5.000	2,486,875

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Connecticut (continued)
$2,945,000	State of Connecticut Special Tax Revenue, Revenue Bonds	09/01/26	5.000%	$3,674,270
1,065,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/27	5.000	1,279,193
2,205,000	State of Connecticut Special Tax Revenue, Revenue Bonds	01/01/29	5.000	2,828,861
3,000,000	State of Connecticut Special Tax Revenue, Revenue Bonds	05/01/29	5.000	3,968,490
1,115,000	State of Connecticut Special Tax Revenue, Revenue Bonds	05/01/30	5.000	1,499,240
2,000,000	State of Connecticut Special Tax Revenue, Revenue Bonds	05/01/36	4.000	2,347,060
	Total Connecticut			32,701,305

	District of Columbia (1.2%)
1,000,000	District of Columbia, Revenue Bonds	03/01/27	5.000	1,294,050
5,000,000	District of Columbia, Revenue Bonds	10/01/28	5.000	6,763,400
	Total District of Columbia			8,057,450

	Florida (2.6%)
1,015,000	County of Hillsborough Solid Waste & Resource Recovery Revenue, Revenue Bonds	09/01/24	5.000	1,192,879
1,135,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/49	4.000	1,245,810
4,540,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	4.250	5,063,780
1,750,000	State of Florida, General Obligation Bonds	06/01/26	5.000	2,215,552
2,125,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/25	5.000	2,613,984
3,675,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/27	5.000	4,654,351
	Total Florida			16,986,356

	Georgia (3.8%)
4,850,000	Development Authority of Burke County, Revenue Bonds[1,2]	10/01/32	2.250	5,003,599
1,200,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.000	1,255,344
2,290,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.250	2,493,627
65,000	Georgia Municipal Electric Authority, Revenue Bonds, NPFG[1,2]	01/01/21	1.379	65,016
345,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/25	5.000	403,477
1,265,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/26	5.000	1,526,969
800,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/27	5.000	984,112
990,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	1,258,102
2,700,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	3,408,966
1,140,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/31	5.000	1,435,055
1,000,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/33	5.000	1,244,520
500,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/34	5.000	619,805
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,804,565
1,200,000	State of Georgia, General Obligation Bonds	02/01/25	5.000	1,457,340
1,710,000	State of Georgia, General Obligation Bonds	12/01/26	5.000	2,200,223
	Total Georgia			25,160,720

	Illinois (5.0%)
755,000	Chicago Transit Authority, Revenue Bonds	06/01/21	5.000	779,741
2,000,000	Chicago Transit Authority, Revenue Bonds	06/01/21	5.000	2,065,540

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Illinois (continued)
$2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/27	5.000%	$2,509,120
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/28	5.000	2,569,200
1,805,000	Illinois Finance Authority, Revenue Bonds	08/15/29	5.000	2,368,449
2,990,000	Illinois Finance Authority, Revenue Bonds	07/15/32	3.000	3,261,223
1,285,000	Illinois Finance Authority, Revenue Bonds	08/15/32	5.000	1,687,655
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/34	5.000	2,598,880
2,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	2,901,558
95,000	Illinois Finance Authority, Revenue Bonds[1,2]	07/15/57	5.000	105,278
205,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.250	213,005
4,675,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/24	5.000	5,348,107
615,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/26	5.000	740,405
4,055,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/27	5.000	4,857,241
470,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/28	5.000	561,086
	Total Illinois			32,566,488

	Indiana (1.3%)
1,665,000	Indiana Bond Bank, Revenue Bonds (3-Month USD-LIBOR + 0.970%)[2]	10/15/22	1.154	1,659,772
2,000,000	Indiana Finance Authority, Revenue Bonds[1,2]	12/01/58	2.250	2,119,780
500,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA[3]	08/01/20	0.250	500,000
3,770,000	Indiana Housing & Community Development Authority, Revenue Bonds	01/01/49	3.750	4,221,759
	Total Indiana			8,501,311

	Iowa (0.8%)
700,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	746,452
4,205,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	4,713,679
	Total Iowa			5,460,131

	Kentucky (0.9%)
4,965,000	Kentucky Public Energy Authority, Revenue Bonds[1,2]	12/01/49	4.000	5,658,462
	Total Kentucky			5,658,462

	Louisiana (0.0%)
25,000	Tobacco Settlement Financing Corp., Revenue Bonds	05/15/22	5.000	26,395
	Total Louisiana			26,395

	Maryland (3.2%)
1,125,000	County of Baltimore, General Obligation Bonds	02/01/26	5.000	1,410,660
2,200,000	County of Prince George's MD, General Obligation Bonds	07/15/26	5.000	2,796,816
3,500,000	County of Prince George's MD, General Obligation Bonds	09/15/27	5.000	4,603,375
135,000	State of Maryland, General Obligation Bonds	08/01/24	5.000	160,931
10,000,000	State of Maryland, General Obligation Bonds	03/15/25	5.000	12,186,900
	Total Maryland			21,158,682

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Massachusetts (3.9%)
$1,555,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[1,2]	06/01/22	1.525%	$1,598,042
9,305,000	Commonwealth of Massachusetts, General Obligation Bonds (3-Month USD-LIBOR + 0.550%)[2]	11/01/25	1.010	9,264,988
4,625,000	Commonwealth of Massachusetts, General Obligation Bonds	07/01/26	5.000	5,863,714
1,200,000	Commonwealth of Massachusetts, General Obligation Bonds	09/01/26	5.000	1,529,004
5,000,000	Massachusetts Clean Water Trust, Revenue Bonds[1,2]	08/01/23	1.108	5,116,000
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	1,024,980
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	404,429
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	530,697
	Total Massachusetts			25,331,854

	Michigan (4.5%)
2,385,000	Brighton Area School District, General Obligation Bonds	05/01/34	3.000	2,670,413
115,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	129,736
110,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	140,246
5,350,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	6,870,738
1,550,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	2,124,724
3,675,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	5,125,228
1,195,000	Michigan Finance Authority, Revenue Bonds	05/01/28	5.000	1,464,903
1,235,000	Pontiac School District, General Obligation Bonds	05/01/26	5.000	1,522,483
1,355,000	Pontiac School District, General Obligation Bonds	05/01/27	5.000	1,704,549
1,480,000	Pontiac School District, General Obligation Bonds	05/01/28	5.000	1,896,176
1,310,000	Pontiac School District, General Obligation Bonds	05/01/29	5.000	1,703,760
1,240,000	Pontiac School District, General Obligation Bonds	05/01/31	5.000	1,620,172
1,250,000	State of Michigan Trunk Line Revenue, Revenue Bonds	11/15/23	5.000	1,434,250
1,000,000	State of Michigan Trunk Line Revenue, Revenue Bonds	11/15/24	5.000	1,189,210
	Total Michigan			29,596,588

	Minnesota (3.3%)
470,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/27	3.350	499,906
630,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/27	3.400	670,988
1,000,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/28	1.750	1,039,550
1,351,270	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	1,404,496
1,639,494	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	1,718,846
4,176,816	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	4,364,355
1,504,790	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	1,574,944
7,285,556	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	7,498,513

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Minnesota (continued)
$1,000,000	Sartell-St Stephen Independent School District No 748, General Obligation Bonds[4]	02/01/33	0.000%	$730,660
2,250,000	St Paul Independent School District No 625, Certificates of Participation	02/01/32	2.000	2,339,887
	Total Minnesota			21,842,145

	Mississippi (0.2%)
1,000,000	Mississippi Business Finance Corp., Revenue Bonds[1,2]	03/01/27	2.200	1,030,860
	Total Mississippi			1,030,860

	Montana (0.2%)
1,435,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	1,569,589
	Total Montana			1,569,589

	Nebraska (2.4%)
2,515,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	2,715,118
3,675,000	Central Plains Energy Project, Revenue Bonds[1,2]	03/01/50	5.000	4,163,738
1,650,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/28	1.850	1,686,564
1,480,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/28	1.900	1,516,364
1,710,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/29	1.950	1,754,443
3,230,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	3,562,690
	Total Nebraska			15,398,917

	Nevada (0.2%)
1,250,000	County of Clark, Revenue Bonds[1,2]	01/01/36	1.650	1,267,300
	Total Nevada			1,267,300

	New Hampshire (0.2%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	1,067,950
	Total New Hampshire			1,067,950

	New Jersey (5.6%)
1,420,000	Holmdel Township School District, General Obligation Bonds	02/01/27	3.250	1,651,531
2,055,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/22	2.500	2,130,891
2,075,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/23	2.500	2,185,992
1,630,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/24	2.500	1,743,138
3,830,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.550%)[2]	09/01/27	1.710	3,728,122
4,700,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.600%)[2]	03/01/28	1.760	4,576,155

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued) New Jersey (continued)
$2,200,000	New Jersey Economic Development Authority, Revenue Bonds[1,2]	11/01/34	1.200%	$2,206,600
3,235,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	12/15/26	0.000	2,779,674
1,295,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	12/15/28	0.000	1,044,949
3,530,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	12/15/30	0.000	2,648,488
6,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[4]	12/15/31	0.000	4,333,560
2,760,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[2]	01/01/30	0.870	2,756,384
1,375,000	Rumson Boro School District, General Obligation Bonds	07/15/33	2.000	1,421,131
1,750,000	Township of Ewing, General Obligation Bonds	08/01/27	3.000	1,975,925
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,842,278
	Total New Jersey			37,024,818

	New Mexico (0.8%)
1,820,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	2,009,171
3,095,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.500	3,435,326
	Total New Mexico			5,444,497

	New York (4.1%)
5,000,000	Metropolitan Transportation Authority, Revenue Bonds	02/01/22	4.000	5,092,950
4,415,000	Metropolitan Transportation Authority, Revenue Bonds (1-Month USD-LIBOR + 0.820%)[2]	11/01/26	0.935	4,268,819
1,425,000	Metropolitan Transportation Authority, Revenue Bonds[1,2]	11/15/48	5.000	1,558,409
2,000,000	New York State Dormitory Authority, Revenue Bonds	03/31/21	5.000	2,063,800
925,000	New York State Dormitory Authority, Revenue Bonds	02/15/24	5.000	1,079,114
10,000,000	New York State Urban Development Corp., Revenue Bonds	03/15/28	5.000	13,080,000
	Total New York			27,143,092

	North Carolina (3.4%)
2,315,000	County of New Hanover, Revenue Bonds	10/01/26	5.000	2,823,258
1,725,000	County of Wake, General Obligation Bonds	03/01/24	5.000	2,022,494
910,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/23	2.750	948,520
925,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/23	2.800	971,990
5,000,000	North Carolina Housing Finance Agency, Revenue Bonds, FNMA, GNMA	01/01/50	4.000	5,615,750
2,700,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/50	4.000	3,073,194
1,570,000	State of North Carolina, General Obligation Bonds	06/01/24	5.000	1,858,864
2,000,000	State of North Carolina, General Obligation Bonds	06/01/27	5.000	2,611,580
2,225,000	State of North Carolina, General Obligation Bonds	06/01/32	2.000	2,302,297
	Total North Carolina			22,227,947

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	North Dakota (1.2%)
$2,200,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/32	2.800%	$2,401,454
4,795,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	5,367,763
	Total North Dakota			7,769,217

	Ohio (0.7%)
2,000,000	Ohio Higher Educational Facility Commission, Revenue Bonds (1- Month USD-LIBOR + 0.420%)[2]	10/01/44	0.540	1,993,780
2,195,000	State of Ohio, General Obligation Bonds	08/01/25	5.000	2,708,981
	Total Ohio			4,702,761

	Oklahoma (0.9%)
4,935,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	5,534,800
	Total Oklahoma			5,534,800

	Oregon (5.2%)
5,400,000	Clackamas & Washington Counties School District No 3, General
	Obligation Bonds[4]	06/15/35	0.000	3,951,882
1,020,000	Clackamas County School District No 115, General Obligation Bonds[4].	06/15/27	0.000	955,791
1,670,000	Lane County School District No 1 Pleasant Hill, General ObligationBonds[4]	06/15/27	0.000	1,570,234
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[4]	06/15/32	0.000	1,139,917
3,905,000	Salem-Keizer School District No 24J, General Obligation Bonds[4]	06/15/25	0.000	3,788,631
4,275,000	Salem-Keizer School District No 24J, General Obligation Bonds[4]	06/15/26	0.000	4,069,287
1,500,000	Salem-Keizer School District No 24J, General Obligation Bonds[4]	06/15/28	0.000	1,376,730
1,385,000	Salem-Keizer School District No 24J, General Obligation Bonds	06/15/29	0.000	1,805,334
900,000	Salem-Keizer School District No 24J, General Obligation Bonds	06/15/30	0.000	1,199,367
2,500,000	Salem-Keizer School District No 24J, General Obligation Bonds	06/15/31	0.000	3,310,350
200,000	State of Oregon, General Obligation Bonds[3]	08/01/20	0.130	200,000
1,600,000	State of Oregon, General Obligation Bonds	12/01/34	2.150	1,645,392
1,335,000	State of Oregon, General Obligation Bonds	12/01/34	2.600	1,407,544
5,000,000	Umatilla County School District No 8R Hermiston, General Obligation Bonds[4]	06/15/32	0.000	3,958,350
2,225,000	Washington & Multnomah Counties School District No 48J Beaverton,General Obligation Bonds[4]	06/15/33	0.000	1,585,379
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J,General Obligation Bonds[4]	06/15/31	0.000	1,177,140
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J,General Obligation Bonds[4]	06/15/33	0.000	751,350
	Total Oregon			33,892,678

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Other Territory (0.4%)
$2,450,000	FHLMC Multifamily VRD Certificates, Revenue Bonds[6]	05/15/27	2.304%	$2,635,587
	Total Other Territory			2,635,587

	Pennsylvania (3.8%)
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	159,570
85,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	94,210
1,000,000	New Kensington-Arnold School District, General Obligation Bonds,BAM	05/15/28	2.500	1,094,020
1,225,000	North Penn Water Authority, Revenue Bonds (SIFMA Municipal SwapIndex Yield + 0.560%)[2]	11/01/24	0.720	1,211,096
5,500,000	School District of Philadelphia, Revenue Bonds	06/30/21	4.000	5,682,380
2,000,000	School District of Philadelphia, General Obligation Bonds	09/01/23	5.000	2,267,900
525,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	606,868
1,465,000	School District of Philadelphia, General Obligation Bonds	09/01/26	5.000	1,808,206
1,600,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	2,074,480
2,210,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	2,681,791
6,255,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/33	5.000	7,556,728
	Total Pennsylvania			25,237,249

	South Carolina (0.2%)
995,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/34	2.650	1,064,759
	Total South Carolina			1,064,759

	South Dakota (3.2%)
1,410,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/25	5.000	1,575,520
3,725,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/26	5.000	4,148,011
1,500,000	South Dakota Housing Development Authority, Revenue Bonds,FHLMC, FNMA, GNMA	11/01/32	3.400	1,646,505
725,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/44	4.000	761,707
3,000,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	3,374,760
3,205,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	3,604,631
5,500,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/50	3.750	6,163,685
	Total South Dakota			21,274,819

	Tennessee (1.8%)
2,485,000	Clarksville Natural Gas Acquisition Corp., Revenue Bonds	12/15/21	5.000	2,622,595
3,400,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/47	3.500	3,615,832
4,995,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/50	3.500	5,600,094
	Total Tennessee			11,838,521

	Texas (9.3%)
910,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/24	5.000	1,049,712
1,170,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/25	5.000	1,388,263

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$500,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,2]	02/01/48	2.750%	$526,370
1,500,000	DeSoto Independent School District, General Obligation Bonds	08/15/29	5.000	2,036,670
2,000,000	Fort Bend Independent School District, General Obligation Bonds	08/15/28	5.000	2,666,360
1,000,000	Hays Consolidated Independent School District, General Obligation Bonds	02/15/27	5.000	1,279,010
3,455,000	Leander Independent School District, General Obligation Bonds[4]	08/15/29	0.000	2,572,006
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,215,291
2,000,000	Round Rock Independent School District, General Obligation Bonds	08/01/34	2.750	2,172,260
1,000,000	State of Texas, General Obligation Bonds	08/01/26	5.000	1,248,100
2,515,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/33	3.350	2,701,764
2,910,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/34	2.700	3,131,655
3,686,138	Texas Department of Housing & Community Affairs, Revenue Bonds, FNMA	03/01/35	3.400	4,106,836
1,350,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	1,388,259
6,979,059	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	7,260,594
1,080,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,234,451
10,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	10,159
510,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	539,968
7,600,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3- Month USD-LIBOR + 0.700%)[2]	12/15/26	0.910	7,470,800
4,570,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	5,432,496
4,570,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	0.710	4,466,809
4,560,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	0.897	4,459,726
720,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.870%)[2]	09/15/27	1.080	710,021
1,000,000	Wylie Independent School District, General Obligation Bonds[4]	08/15/24	0.000	986,290
1,000,000	Wylie Independent School District, General Obligation Bonds[4]	08/15/25	0.000	976,260
	Total Texas			61,030,130

	Virginia (4.0%)
1,755,000	City of Virginia Beach, General Obligation Bonds	04/01/25	5.000	2,140,328
2,005,000	County of Arlington, General Obligation Bonds	08/15/25	5.000	2,477,598
1,215,000	County of Arlington, General Obligation Bonds	08/15/30	2.500	1,326,148
6,040,000	Virginia College Building Authority, Revenue Bonds	09/01/27	5.000	7,915,299
1,835,000	Virginia College Building Authority, Revenue Bonds	02/01/28	5.000	2,434,348
5,000,000	Virginia Commonwealth Transportation Board, Revenue Bonds	05/15/24	5.000	5,901,400
2,300,000	Virginia Housing Development Authority, Revenue Bonds	01/01/23	2.740	2,406,030

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Virginia (continued)
$1,205,000	Virginia Public School Authority, Revenue Bonds	08/01/26	5.000%	$1,529,832
	Total Virginia			26,130,983

	Washington (1.4%)
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	453,101
1,050,000	State of Washington, General Obligation Bonds	08/01/26	5.000	1,335,180
1,330,000	State of Washington, General Obligation Bonds, NPFG[4]	06/01/30	0.000	1,178,965
215,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	222,561
1,955,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/47	4.000	2,065,673
4,000,000	Washington State Housing Finance Commission, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	12/01/48	0.710	3,975,760
	Total Washington			9,231,240

	Wisconsin (0.3%)
300,000	County of Milwaukee Airport, Revenue Bonds	12/01/28	5.250	338,970
1,800,000	Public Finance Authority, Revenue Bonds[1,2]	07/01/29	2.000	1,823,544
	Total Wisconsin			2,162,514

	Wyoming (0.6%)
3,305,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	3,662,237
	Total Wyoming			3,662,237
	Total Municipal Bonds
	(Cost $612,482,597)			647,427,324

TOTAL INVESTMENTS (Cost $612,482,597)[7]	98.6%	$647,427,324
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	1.4%	9,395,168
NET ASSETS	100.0%	$656,822,492

[1]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2020 coupon or interest rate.
[3]	Variable rate demand note. Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of July 31, 2020.
[4]	Security issued with zero coupon. Income is recognized through accretion of discount.
[5]	Represent a security purchased on a when-issued basis.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2020 was $2,635,587 or 0.4% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[7]	The aggregate cost for federal income tax purposes is $612,482,597, the aggregate gross unrealized appreciation is $35,425,245 and the aggregate gross unrealized depreciation is $480,518, resulting in net unrealized appreciation of $34,944,727.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2020 (unaudited)

Abbreviations:

AGM	−	Assured Guaranty Municipal Corporation.
AMBAC	−	AMBAC Financial Group, Inc.
BAM	−	Build America Mutual.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHA	−	Federal Housing Administration.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)
July 31, 2020 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2020
Municipal Bonds*	$–	$647,427,324	$–	$647,427,324
Total Investments, at value	$–	$647,427,324	$–	$647,427,324

* For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.